UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07456

Name of Fund: BlackRock Senior High Income Fund, Inc. (ARK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Senior High Income Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares		Value

Auto Components – 0.1%
Lear Corp.		5,425	$367,110

Building Products — 0.3%
Masonite Worldwide Holdings		15,842	708,930

Capital Markets — 0.2%
E*Trade Financial Corp.		271,000	401,080

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		142,466	54,693
Wellman Holdings, Inc.		5,131	256

			54,949

Construction Materials — 0.1%
Nortek, Inc.		2,570	115,650

Containers & Packaging — 0.1%
Smurfit Kappa Plc		18,171	138,826

Metals & Mining — 0.1%
Euramax International		935	186,980

Paper & Forest Products — 1.2%
Ainsworth Lumber Co. Ltd.		366,934	1,283,083
Ainsworth Lumber Co. Ltd. (b)		421,556	1,474,084

			2,757,167

Software — 0.4%
HMH Holdings/EduMedia		153,615	960,092

Total Common Stocks – 2.5%			5,690,784

Corporate Bonds	Par (000)

Aerospace & Defense — 1.2%
Bombardier, Inc., 7.75%, 3/15/20 (b)	USD	900	911,250
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17 (b)		600	594,000
TransDigm, Inc., 7.75%, 7/15/14 (b)		1,100	1,100,000

			2,605,250

Airlines — 0.5%
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		500	541,250
United Air Lines, Inc., 12.75%, 7/15/12		600	637,500

			1,178,750

Auto Components — 3.1%
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		4,000	4,110,000

Corporate Bonds	Par (000)		Value

Auto Components (concluded)
Icahn Enterprises LP (b):
7.75%, 1/15/16	USD	750	$705,000
8.00%, 1/15/18		2,100	1,974,000
Venture Holdings Co. LLC (a)(c):
12.00%, 6/01/09		700	—
Series B, 9.50%, 7/01/05		3,325	333

			6,789,333

Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)		302	305,716

Building Products — 2.9%
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		675	668,250
CPG International I, Inc.:
7.18%, 7/01/12 (d)		3,500	3,447,500
10.50%, 7/01/13		1,500	1,515,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		725	743,125

			6,373,875

Chemicals — 3.5%
American Pacific Corp., 9.00%, 2/01/15		610	597,038
CF Industries, Inc., 6.88%, 5/01/18		770	770,962
GEO Specialty Chemicals, Inc.:
7.50%, 3/31/15 (b)(e)(f)		1,869	1,214,605
10.00%, 3/31/15		1,839	1,195,168
Huntsman International LLC, 5.50%, 6/30/16 (b)		495	430,650
LBI Escrow Corp., 8.00%, 11/01/17 (b)		850	864,875
Wellman Holdings, Inc., Subordinate Note (f):
(Second Lien), 10.00%, 1/29/19 (b)		2,383	2,073,210
(Third Lien), 5.00%, 1/29/19 (e)		1,639	639,352

			7,785,860

Commercial Services & Supplies — 1.3%
ACCO Brands Corp., 10.63%, 3/15/15		365	395,113
Clean Harbors, Inc., 7.63%, 8/15/16		700	717,500
The Geo Group, Inc., 7.75%, 10/15/17 (b)		450	448,313
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		550	591,937

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
FKA	Formerly Known As
MSCI	Morgan Stanley Capital International
USD	US Dollar

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
Scientific Games International, Inc., 9.25%, 6/15/19	USD	655	$676,287

			2,829,150

Construction Materials — 1.2%
Nortek, Inc., 11.00%, 12/01/13		2,581	2,684,679

Consumer Finance — 1.2%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		300	303,000
Ford Motor Credit Co. LLC, 3.05%, 1/13/12 (d)		1,340	1,286,400
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		1,150	1,147,125

			2,736,525

Containers & Packaging — 2.9%
Ball Corp., 6.75%, 9/15/20		325	316,063
Berry Plastics Corp., 8.25%, 11/15/15		1,100	1,080,750
Clondalkin Acquisition BV, 2.26%, 12/15/13 (b)(d)		2,000	1,887,500
Crown Americas LLC, 7.63%, 5/15/17 (b)		400	402,000
Graphic Packaging International, Inc., 9.50%, 6/15/17		555	577,200
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)		1,325	1,134,531
Smurfit Kappa Funding Plc, 7.75%, 4/01/15		1,050	1,022,437

			6,420,481

Diversified Financial Services — 5.3%
CIT Group, Inc., 7.00%, 5/01/17		4,845	4,372,612
GMAC, Inc., 8.30%, 2/12/15 (b)		4,700	4,717,625
Highland Legacy Ltd., 6.59%, 6/01/11 (b)(d)		4,000	1,800,000
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		955	945,450

			11,835,687

Diversified Telecommunication Services — 3.1%
Cincinnati Bell, Inc., 8.25%, 10/15/17		900	848,250
ITC Deltacom, Inc., 10.50%, 4/01/16 (b)		900	864,000
New Communications Holdings, Inc., 8.25%, 4/15/17 (b)		1,460	1,445,400
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		180	184,500
Qwest Corp., 8.38%, 5/01/16		3,000	3,255,000
TW Telecom Holdings, Inc., 8.00%, 3/01/18 (b)		230	230,575

			6,827,725

Corporate Bonds	Par (000)		Value

Electric Utilities — 0.4%
NSG Holdings LLC, 7.75%, 12/15/25 (b)	USD	1,000	$895,000

Energy Equipment & Services — 0.4%
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		1,000	970,000

Food & Staples Retailing — 0.4%
Rite Aid Corp., 9.75%, 6/12/16		825	875,531

Food Products — 0.9%
B&G Foods, Inc., 7.63%, 1/15/18		500	498,750
Bumble Bee Foods LLC, 7.75%, 12/15/15 (b)		380	378,100
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,050	1,124,156

			2,001,006

Health Care Equipment & Supplies — 0.6%
DJO Finance LLC, 10.88%, 11/15/14		710	738,400
Hologic, Inc., 2.00%, 12/15/37 (f)(g)		830	708,613

			1,447,013

Health Care Providers & Services — 2.1%
American Renal Holdings, 8.38%, 5/15/18 (b)		245	238,263
DaVita, Inc., 7.25%, 3/15/15		525	522,375
HCA, Inc.:
8.50%, 4/15/19		210	219,450
7.25%, 9/15/20 (b)		405	403,988
Tenet Healthcare Corp. (b):
10.00%, 5/01/18		850	931,812
8.88%, 7/01/19		2,230	2,338,712

			4,654,600

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		1,580	1,813,050

Hotels, Restaurants & Leisure — 0.9%
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(c)		1,210	400,813
MGM Mirage:
13.00%, 11/15/13		80	91,200
10.38%, 5/15/14 (b)		720	765,000
11.13%, 11/15/17 (b)		750	811,875
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(c)		220	297

			2,069,185

Household Durables — 1.1%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,000	1,110,000

2	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Household Durables (concluded)
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16	USD	1,200	$1,227,000

			2,337,000

Independent Power Producers & Energy Traders — 3.3%
The AES Corp., 8.75%, 5/15/13 (b)		139	141,085
AES Eastern Energy LP, Series 99- B, 9.67%, 1/02/29		570	619,875
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,600	1,616,000
Dynegy Holdings, Inc., 8.38%, 5/01/16		1,260	1,039,500
Energy Future Holdings Corp., 12.00%, 11/01/17 (e)		589	375,312
NRG Energy, Inc.:
7.25%, 2/01/14		3,000	2,962,500
8.50%, 6/15/19		500	483,750

			7,238,022

Industrial Conglomerates — 1.5%
Sequa Corp. (b):
11.75%, 12/01/15		1,430	1,430,000
13.50%, 12/01/15 (e)		1,930	1,966,164

			3,396,164

Machinery — 1.7%
ESCO Corp., 4.13%, 12/15/13 (b)(d)		1,540	1,418,725
Navistar International Corp., 8.25%, 11/01/21		1,500	1,500,000
Titan International, Inc., 8.00%, 1/15/12		770	806,575

			3,725,300

Media — 7.7%
Affinion Group, Inc., 10.13%, 10/15/13		1,455	1,480,463
CCO Holdings LLC, 7.88%, 4/30/18 (b)		1,075	1,054,844
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		390	405,600
Clear Channel Worldwide Holdings, Inc. (b):
Series A, 9.25%, 12/15/17		340	344,250
Series B, 9.25%, 12/15/17		2,757	2,805,247
DISH DBS Corp.:
7.00%, 10/01/13		850	862,750
6.63%, 10/01/14		750	738,750
Gannett Co., Inc., 9.38%, 11/15/17 (b)		530	555,175
Intelsat Corp., 9.25%, 8/15/14		3,500	3,561,250
McClatchy Co., 11.50%, 2/15/17 (b)		745	748,725
Nielsen Finance LLC, 11.63%, 2/01/14		1,000	1,070,000

Corporate Bonds	Par (000)		Value

Media (concluded)
UPC Germany GmbH, 8.13%, 12/01/17 (b)	USD	1,500	$1,470,000
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (b)		2,075	2,038,687

			17,135,741

Metals & Mining — 1.0%
Aleris International, Inc., 9.00%, 12/15/14 (a)(c)		840	2,100
Murray Energy Corp., 10.25%, 10/15/15 (b)		420	417,900
RathGibson, Inc., 11.25%, 2/15/14 (a)(c)		2,175	26,100
Ryerson, Inc., 7.72%, 11/01/14 (d)		1,800	1,676,250

			2,122,350

Multiline Retail — 0.8%
Dollar General Corp.:
10.63%, 7/15/15		660	719,400
11.88%, 7/15/17 (e)		948	1,075,980

			1,795,380

Oil, Gas & Consumable Fuels — 4.1%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		140	142,800
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		825	915,750
10.75%, 2/01/18		200	212,000
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		260	257,400
Consol Energy, Inc., 8.25%, 4/01/20 (b)		900	919,125
Crosstex Energy LP, 8.88%, 2/15/18 (b)		330	325,050
Denbury Resources, Inc.:
9.75%, 3/01/16		520	555,100
8.25%, 2/15/20		351	362,407
El Paso Corp., 7.00%, 6/15/17		775	757,001
Forest Oil Corp.:
8.50%, 2/15/14		280	287,700
7.25%, 6/15/19		85	80,006
Massey Energy Co., 6.88%, 12/15/13		800	768,000
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,000	1,005,000
Sabine Pass LNG LP, 7.50%, 11/30/16		2,985	2,477,550

			9,064,889

Paper & Forest Products — 1.8%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)		1,323	1,220,557
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		365	400,587
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,630	1,695,200

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)	USD	315	$336,263
Series B, 4.09%, 8/01/14 (d)		485	403,762

			4,056,369

Pharmaceuticals — 0.3%
Angiotech Pharmaceuticals, Inc., 4.29%, 12/01/13 (d)		955	744,900

Real Estate Investment Trusts (REITs) — 0.2%
Omega Healthcare Investors, Inc., 7.50%, 2/15/20 (b)		530	524,700

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		125	122,656
STATS ChipPAC Ltd.:
7.50%, 7/19/10		150	150,188
6.75%, 11/15/11		330	329,587

			602,431

Specialty Retail — 0.4%
United Auto Group, Inc., 7.75%, 12/15/16		845	796,413

Textiles, Apparel & Luxury Goods — 1.3%
Phillips-Van Heusen Corp.:
7.38%, 5/15/20		485	487,425
7.75%, 11/15/23		215	227,928
Quiksilver, Inc., 6.88%, 4/15/15		2,525	2,209,375

			2,924,728

Wireless Telecommunication Services — 3.4%
Cricket Communications, Inc.:
10.00%, 7/15/15		140	143,500
7.75%, 5/15/16		1,770	1,796,550
Digicel Group Ltd., 12.00%, 4/01/14 (b)		800	888,000
MetroPCS Wireless, Inc.:
9.25%, 11/01/14		2,000	2,040,000
9.25%, 11/01/14		10	10,300
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		1,340	1,283,050
Series F, 5.95%, 3/15/14		100	92,250
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		395	355,500
Sprint Capital Corp.:
7.63%, 1/30/11		220	223,850
8.38%, 3/15/12		325	334,750
6.88%, 11/15/28		370	307,562

			7,475,312

Total Corporate Bonds – 61.7%			137,038,115

Floating Rate Loan Interests (d)	Par (000)		Value

Aerospace & Defense — 0.3%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Facility Deposit, 2.29%, 3/26/14	USD	52	$42,317
Term Loan, 2.29% - 2.35%, 3/26/14		868	713,455

			755,772

Airlines — 0.5%
Delta Air Lines, Inc., Credit-Linked Deposit Loan, 0.20% - 2.32%, 4/30/12		1,213	1,157,937

Auto Components — 3.4%
Affinion Group Holdings, Inc.:
Loan, 7.89%, 3/01/12		1,479	1,391,851
Term Loan B, 5.00%, 4/08/16		750	717,188
Allison Transmission, Inc., Term Loan, 3.01% - 3.10%, 8/07/14		4,981	4,516,024
Dana Holding Corp., Term Advance, 4.53% - 4.73%, 1/30/15		598	574,366
The Goodyear Tire & Rubber Co., Loan (Second Lien), 2.24%, 4/30/14		300	276,313

			7,475,742

Automobiles — 0.7%
Ford Motor Co.:
Tranche B-1 Term Loan, 3.31% - 3.34%, 12/15/13		1,160	1,080,186
Tranche B-2 Term Loan, 3.26%, 12/15/13		595	552,090

			1,632,276

Beverages — 0.6%
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16		1,447	1,442,354

Building Products — 1.2%
Building Materials Corp. of America, Term Loan Advance, 3.13%, 2/22/14		1,220	1,178,034
Goodman Global, Inc., Term Loan, 6.25%, 2/13/14		1,523	1,521,102

			2,699,136

Chemicals — 4.0%
CF Industries Holdings, Inc., Bridge Loan, 4.50%, 3/17/15		2,210	2,207,635
Chemtura Corp., Debtor in Possession Return of Capital Term Loan, 6.00%, 1/26/11		800	801,500
Gentek Holding, LLC, Tranche B Term Loan, 7.00%, 10/29/14		399	398,751
Nalco Co., Term Loan, 6.50%, 5/13/16		1,017	1,016,465
PQ Corp., Term Loan (First Lien), 3.59% - 3.61%, 7/30/14		2,521	2,291,065

4	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)		Value

Chemicals (concluded)
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14	USD	878	$876,604
Solutia, Inc., Term Loan, 4.75%, 3/01/17		1,250	1,247,916

			8,839,936

Commercial Services & Supplies — 2.2%
ARAMARK Corp.:
Facility Letter of Credit, 2.23%, 1/26/14		23	21,862
Line of Credit, 3.60%, 7/26/16		41	39,974
Term Loan B, 3.54%, 7/26/16		628	607,832
US Term Loan, 2.17%, 1/26/14		349	332,430
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan, 3.11%, 10/21/13		611	579,618
Casella Waste Systems, Inc., Term Loan B, 7.00%, 4/09/14		218	217,804
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15		1,100	1,074,150
Term Loan 2, 7.00%, 3/05/16		950	924,350
Synagro Technologies, Inc., Term Loan (First Lien), 2.34% - 2.36%, 4/02/14		423	380,015
West Corp., Incremental Term B-3 Loan, 7.25%, 10/24/13		767	765,836

			4,943,871

Construction & Engineering — 0.9%
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.), Synthetic Letter of Credit, Term Loan (First Lien), 2.68%, 2/07/14		500	447,500
Safway Services, LLC, First Out Term Loan, 9.00%, 12/14/17		1,500	1,500,000

			1,947,500

Consumer Finance — 1.1%
American General Finance Corp., Term Loan, 7.25%, 4/16/16		2,500	2,420,000

Containers & Packaging — 0.7%
Anchor Glass Container Corp., Term Loan B, 6.00%, 2/18/16		418	413,383
BWAY Corp.:
Term Loan, 5.50%, 5/21/17		731	727,478
Term Loan Canada, 5.50%, 5/20/17		69	68,388
Berry Plastics Holding Corp., Term Loan C, 2.26%, 4/03/15		497	445,482

			1,654,731

Diversified Consumer Services — 2.1%
Coinmach Service Corp., Term Loan, 3.47%, 11/14/14		1,960	1,703,888

Floating Rate Loan Interests (d)	Par (000)		Value

Diversified Consumer Services (concluded)
Laureate Education, Series A New Term Loan, 7.00%, 8/15/14	USD	2,953	$2,916,412

			4,620,300

Diversified Financial Services — 1.3%
MSCI, Inc., Term Loan B, 4.75%, 6/30/16		1,175	1,170,594
Reynolds Group Holdings, Inc.:
Term Loan (First Lien), 5.75%, 5/05/16		800	794,000
US Term Loan, 6.25%,5/05/16		894	880,214

			2,844,808

Diversified Telecommunication Services — 0.9%
Level 3 Communications, Incremental Term Loan, 2.55%, 3/13/14		1,225	1,101,188
US Telepacific Corp., Term Loan (Second Lien), 9.25%, 7/25/15		400	399,250
Wind Telecomunicazioni SpA:
Term Loan B2 Facility, 4.66%, 5/26/14		300	287,250
Term Loan C2 Facility, 3.66%, 5/24/13		300	287,250

			2,074,938

Electrical Equipment — 0.3%
Baldor Electric Co., Term Loan, 5.25%, 1/31/14		592	589,498

Electronic Equipment, Instruments & Components — 0.5%
CDW Computer Centers, Inc., Term Loan B, 3.30%, 10/10/14		1,215	1,069,200

Energy Equipment & Services — 0.4%
MEG Energy Corp., Term Loan D, 6.00%, 4/03/16		970	955,264

Food & Staples Retailing — 1.4%
Pierre Foods, Term Loan B, 7.00%, 2/17/16		588	590,500
Pilot Travel Centers, Term Loan B, 5.25%, 11/18/15		1,250	1,247,991
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		1,196	1,212,619

			3,051,110

Food Products — 2.3%
Dole Food Co., Inc.:
Credit-Linked Deposit, 8.07%, 4/12/13		828	826,714
Term Loan B, 5.00% - 5.50%, 2/10/17		565	563,996
Term Loan C, 5.00%, 2/10/17		1,403	1,400,825
Pilgrim’s Pride Corp., Term Loan A, 5.29%, 12/01/12		725	717,750

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)		Value

Food Products (concluded)
Pinnacle Foods Finance LLC, Tranche C Term Loan, 7.50%, 4/02/14	USD	1,700	$1,680,345

			5,189,630

Health Care Equipment & Supplies — 0.4%
DJO Finance LLC (ReAble Therapeutics Finance LLC), Term Loan, 3.35%, 5/20/14		881	846,663

Health Care Providers & Services — 3.4%
Ardent Health Services, Inc., Term Loan, 6.50%, 8/10/15		600	586,500
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.79%, 7/25/14		105	98,537
Funded Term Loan, 2.60% - 2.79%, 7/25/14		2,017	1,885,941
DaVita, Inc., Tranche B-1 Term Loan, 1.79% - 1.85%, 10/05/12		300	292,667
HCA, Inc.:
Tranche A-1 Term Loan, 1.79%, 11/16/12		2,755	2,606,010
Tranche B-1 Term Loan, 2.54%, 11/18/13		125	118,125
Harden Healthcare, Term Loan A, 8.50%, 2/22/15		398	390,218
Renal Advantage Holdings, Inc., Term Loan 6.00%, 5/25/16		600	597,000
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		1,100	1,085,150

			7,660,148

Health Care Technology — 0.7%
IMS Healthcare, Term Loan B, 5.25%, 2/16/16		1,584	1,570,191

Hotels, Restaurants & Leisure — 3.0%
Blackstone UTP Capital LLC, Loan, 7.75%, 11/06/14		1,247	1,246,875
Harrah’s Operating Co., Inc.:
Term Loan B-2, 3.32%, 1/28/15		7	5,717
Term Loan B-3, 3.32%, 1/28/15		1,700	1,416,666
Term Loan B-4, 9.50%, 10/31/16		1,247	1,247,740
Six Flags Theme Parks, Inc., Exit Term Loan, 6.00%, 4/19/16		1,750	1,738,426
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.80%, 5/27/13		832	802,194
Term B Delayed Draw Project Loan, 4.80%, 5/25/12		208	200,307

			6,657,925

Floating Rate Loan Interests (d)	Par (000)		Value

IT Services — 2.6%
Audio Visual Services Group, Inc., Tranche B Term Loan (First Lien), 2.55%, 2/28/14	USD	992	$739,313
Ceridian Corp., US Term Loan, 3.35%, 11/09/14		1,470	1,347,806
First Data Corp.:
Initial Tranche B-2 Term Loan, 3.03% - 3.04%, 9/24/14		1,817	1,527,898
Initial Tranche B-3 Term Loan, 3.03% - 3.04%, 9/24/14		1,613	1,357,853
SunGard Data Systems, Inc. (Solar Capital Corp.), Incremental Term Loan, 6.75%, 2/28/14		855	849,128

			5,821,998

Independent Power Producers & Energy Traders — 0.5%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility, 4.11%, 4/02/13		463	440,106
Tranche B Term Loan, 4.11%, 4/02/13		37	35,338
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.79%- 4.07%, 10/10/14		483	370,721
Initial Tranche B-3 Term Loan, 3.79% - 3.80%, 10/10/14		227	173,001

			1,019,166

Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan, 3.48% - 3.55%, 12/03/14		450	411,027

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan, 3.29%, 8/21/14		142	129,866

Internet & Catalog Retail — 0.3%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		573	571,740

Leisure Equipment & Products — 0.1%
Fender Musical Instruments Corp.:
Delayed Draw Loan, 2.61%, 6/09/14		109	95,647
Initial Loan, 2.55%, 6/09/14		216	189,347

			284,994

Machinery — 1.0%
Bucyrus International, Term Loan C, 4.50%, 1/26/16		425	422,521
Generac Acquisition Corp., Term Loan (First Lien), 2.79%, 11/10/13		145	133,395
LN Acquisition Corp. (Lincoln Industrial), Initial Term Loan (Second Lien), 6.09%, 1/09/15		1,000	880,000

6	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)		Value

Machinery (concluded)
Oshkosh Truck Corp., Term Loan B, 6.26%, 12/06/13	USD	780	$779,082

			2,214,998

Media — 9.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		4,069	4,089,284
Charter Communications Operating, LLC:
New Term Loan, 2.30%, 3/06/14		274	253,135
Term Loan B1, 7.25%, 3/25/14		625	624,903
Term Loan C, 3.55%, 9/06/16		2,725	2,536,559
Ellis Communications KDOC, LLC, Loan, 10.00%, 12/30/11		3,879	1,454,482
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.53%, 6/12/14		1,899	1,738,878
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.63% - 2.75%, 3/10/14		978	537,625
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17		498	491,157
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		3,250	3,412,500
Penton Media, Inc., Term Loan (First Lien), 5.00%, 8/01/14		728	526,167
Sinclair Television Group, Inc., Tranche B Term Loan, 6.75%, 10/29/15		462	462,260
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.60%, 3/20/12		975	897,609
UPC Financing Partnership, Facility Term Loan, 3.93%, 12/30/16		1,750	1,690,208
Weather Channel, Term Loan B, 5.00%, 9/14/15		1,230	1,226,680
Worldcolor Press Inc. and Worldcolor (USA) Corp. (FKA Quebecor World, Inc.), Advance, 9.00%, 7/23/12		497	501,021
Yell Group Plc TPI, Term Loan A, 2.48%, 8/09/11		703	682,031

			21,124,499

Metals & Mining — 1.5%
Euramax International, Inc., Domestic Term Loan:
10.00%, 6/29/13		858	800,899
14.00%, 6/29/13 (e)		879	820,470

Floating Rate Loan Interests (d)		Par (000)	Value

Metals & Mining (concluded)
RathGibson, Inc., Loan (Debtor in Possession), 10.75%, 6/30/10	USD	1,796	$1,795,560

			3,416,929

Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.):
Synthetic Letter of Credit, 2.81%, 11/01/13		44	41,814
Term B Advance (First Lien), 2.81%, 11/01/13		428	404,198

			446,012

Multiline Retail — 0.6%
Dollar General Corp., Tranche B-2 Term Loan, 3.09% - 3.10%, 7/07/14		983	937,160
The Neiman Marcus Group, Inc., Term Loan, 2.25% - 2.28%, 4/06/13		535	487,965

			1,425,125

Oil, Gas & Consumable Fuels — 1.5%
Big West Oil, LLC:
Delayed Draw Loan, 4.50%, 5/15/14		546	538,661
Initial Advance Loan, 4.50%, 5/15/14		434	428,480
Initial Advance Loan, 12.00%, 1/26/15		750	751,250
Tronox Worldwide LLC:
Tranche B-1 Term Loan, 9.00%, 6/24/10		750	752,344
Tranche B-2 Term Loan, 9.00%, 6/24/10		750	752,344

			3,223,079

Personal Products — 0.3%
American Safety Razor Co., LLC:
Loan (Second Lien), 10.50%, 1/30/14		600	247,500
Term Loan (First Lien), 6.75%, 7/31/13		361	328,196

			575,696

Pharmaceuticals — 0.9%
Warner Chilcott Co., LLC, Term Loan A, 5.50%, 10/30/14		681	679,699
Warner Chilcott Corp.:
Additional Term Loan, 5.75%, 4/30/15		316	315,422
Term Loan B-1, 5.75%, 4/30/15		526	525,235
Term Loan B-2, 5.75%, 4/30/15		494	492,898

			2,013,254

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)			Value

Professional Services — 0.4%
Booz Allen Hamilton, Inc., Term Loan C, 6.00%, 7/31/15	USD	998		$996,004

Real Estate Management & Development — 1.1%
Realogy Corp., Synthetic Letter of Credit, 3.35%, 10/10/13		2,918		2,459,452

Software — 0.5%
Reynolds & Reynolds, Term Loan, 5.25%, 4/16/17		354		350,946
Telcordia Technologies, Inc., Term Loan B, 6.75%, 4/09/16		700		687,750

				1,038,696

Specialty Retail — 0.7%
Bass Pro Group LLC, Term Loan B, 5.00% - 5.75%, 4/06/15		350		348,023
Burlington Coat Factory Warehouse Corp., Term Loan, 2.67%, 5/28/13		355		325,839
Michaels Stores, Inc., Term Loan B-1:
2.56% - 2.81%, 10/31/13		733		666,983
4.81% - 5.06%, 7/31/16		298		283,082

				1,623,927

Textiles, Apparel & Luxury Goods — 0.5%
PVH/Hilfiger, US Term Loan B, 4.75%, 4/19/16		1,000		999,531

Wireless Telecommunication Services — 1.2%
Cavtel Holdings, LLC, Term Loan, 10.50%, 12/31/12 (e)		400		369,028
Digicel International Finance Ltd., Tranche A, 2.81%, 3/30/12		1,802		1,752,181
MetroPCS Wireless, Inc., Tranche B Term Loan, 2.56% - 2.62%, 11/03/13		497		476,282

				2,597,491

Total Floating Rate Loan Interests – 56.0%				124,492,414

Other Interests (h)	Beneficial Interest (000)

Auto Components — 0.1%
Intermet Liquidating Trust, Class A		320		79,148

Diversified Financial Services — 0.4%
J.G. Wentworth LLC Preferred Equity Interests (h)		—	(i)	951,244

Media — 0.0%
Adelphia Preferred Escrow		3		—

Other Interests (j)	Beneficial Interest (000)			Value

Media (concluded)
Adelphia Recovery Trust	USD	250		$25

				25

Total Other Interests – 0.5%				1,030,417

Warrants (k)	Shares

Media — 0.0%
Charter Communications (Expires 11/30/14)		6,862		29,164

Total Warrants – 0.0%				29,164

Total Long-Term Investments (Cost – $294,216,198) – 120.7%				268,280,894

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (l)(m)		5,755,125		5,755,125

Total Short-Term Securities (Cost – $5,755,125) – 2.6%				5,755,125

Total Investments (Cost – $299,971,323*) – 123.3%				274,036,019
Liabilities in Excess of Other Assets – (23.3)%				(51,800,449)

Net Assets – 100.0%				$222,235,570

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$300,355,035

Gross unrealized appreciation	$7,584,847
Gross unrealized depreciation	(33,903,863)

Net unrealized depreciation	$(26,319,016)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(f)	Convertible security.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield as of report date.

8	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)

(h)	The investment is held by a wholly owned taxable subsidiary of the Fund.

(i)	Amount is less than $1,000.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l)	Represents the current yield as of report date.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at February 28, 2010	Net Activity	Shares at May 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,938,484	3,816,641	5,755,125	$940

•	Foreign currency exchange contracts as of May 31, 2010 were as follows:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

	USD	590,411	CAD	599,500	Citibank NA	7/28/10	$20,861

•	Credit default swaps on single-name issues – buy protection outstanding as of May 31, 2010 were as follows:

	Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

	K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2011	USD	460	$4,992
	K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2012	USD	225	2,662
	Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD	500	16,994

	Total						$24,648

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2010	9

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$2,760,203	$1,728,560	$1,202,021	$5,690,784
Corporate Bonds	—	130,115,446	6,922,667	137,038,113
Floating Rate Loan Interests	—	107,107,100	17,385,316	124,492,416
Other Interests	—	—	1,030,417	1,030,417
Warrants	29,164	—	—	29,164
Short-Term Securities	5,755,125	—	—	5,755,125
Liabilities:
Unfunded Loan Commitments	—	—	(18,424)	(18,424)

Total	$8,544,492	$238,951,106	$26,521,997	$274,017,595

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$24,648	—	$24,648
Foreign currency exchange contracts	—	20,861	—	20,861

Total	—	$45,509	—	$45,509

[1]	Derivative financial instruments are swaps, and foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock Senior High Income Fund, Inc. (ARK)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining the fair value.

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Loan Commitments	Total

Balance, as of February 28, 2010	$179,112	$8,012,790	$17,012,972	$1,066,529	—	$26,271,403
Accrued discounts/premiums	—	19,891	14,306	—	—	34,197
Net realized gain (loss)	—	—	(156,102)	75,231	—	(80,871)
Net change in unrealized appreciation/depreciation[2]	178,467	(1,110,098)	1,134,688	(3,870)	$(18,424)	180,763
Purchases	—	(1)	2,585,181	—	—	2,585,180
Sales	—	85	(5,345,210)	(107,473)	—	(5,452,598)
Transfers in3	960,092	—	7,882,709	—	—	8,842,801
Transfers out[3]	(115,650)	—	(5,743,228)	—	—	(5,858,878)

Balance, as of May 31, 2010	$1,202,021	$6,922,667	$17,385,316	$1,030,417	$(18,424)	$26,521,997

[2]	The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $(419,078).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	MAY 31, 2010	11

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior High Income Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Senior High Income Fund, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior High Income Fund, Inc.

Date: July 23, 2010